Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 205,312	$ 150,336
Sabine Pass LNG terminal and related pipeline costs	210,670	70,924
Other accrued liabilities	1,520	3,032
Total accrued liabilities	$ 417,502	$ 224,292